1. Organization, Basis of Presentation and Liquidity	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Basis of Presentation and Liquidity

NOTE 1 – ORGANIZATION AND ACQUISITIONS, BUSINESS PLAN, AND LIQUIDITY

Organization and Acquisitions

urban-gro, Inc. and its subsidiaries (the “Company”) is an end-to-end agricultural solutions corporation focused on cannabis and traditional agricultural produce growers. The Company provides services that benefit commercial cultivation facilities needs to effectively manage investment in capital expenditures (CapEx) and operating expenses (OpEx). CapEx products and services include the design, engineering, and sale of integrated cultivation systems. The types of integrated cultivation systems include environmental controls and automated fertigation and irrigation systems, commercial-grade light systems, including light-emitting diode (LED) and high-pressure sodium (HPS) grow light systems, a complete line of water treatment solutions, rolling and automated benching systems, air flow systems, and odor and microbial mitigation systems. OpEx related products and services include recurring revenues realized in the Company’s Environmental Sciences, Professional Services, and Ag-Technology divisions. In its Environmental Sciences division, the Company markets a line of integrated pest management products and provides guidance to operators on segment best practices. It its Professional Services division, the Company provides segment specific expertise, and recommends system solutions to mitigate any opportunities for improvement. In its Ag-Technology division, the Company markets an end-to-end hardware and software wireless IoT solution that allows its customers to operate their facilities at the highest levels of consistency and optimization. The Company primarily markets its products and services throughout the United States and Canada.

In June 2018, the Company formed urban-gro Canada Technologies, Inc. as a wholly owned Canadian subsidiary which it currently   utilizes for its Canadian sales operations.

Effective March 7, 2019, the Company acquired 100% of the stock of Impact Engineering, Inc. (d/b/a Grow2Guys) (“Impact”), a provider of mechanical, electrical, and plumbing (MEP) engineering services predominantly focused on the cannabis industry. Management believes the acquisition of Impact will improve the Company’s ability to better serve its current and future customer base by expanding on the fully integrated products and services offered by the Company. The Company issued 500,000 shares of Common Stock valued at $2.00 per share to effect the acquisition of Impact. The Company has initially accounted for the acquisition of Impact as follows:

Purchase Price	$1,000,000

Allocation of Purchase Price:
Cash	$49,742
Accounts receivable, net	$149,648
Goodwill	$846,229
Accrued expenses	$45,619

Business Plan

The Company’s diversification plans have led to the strategic decision to focus on higher margin products and services, especially recurring or managed services, delivering value-added product solutions to cannabis cultivators. Management has implemented the following actions to increase profit margins and generate positive operating cash flow: 1) establish strategic partnerships with the Company’s vendors to pool purchasing power in order to decrease costs; 2) implement design fees associated with designing environmental controls and fertigation systems; 3) create a commissioning team and charge commissioning fees for training staff and starting up new environmental controls and fertigation systems; 4) create a professional services team and charge for exploratory services to locate areas of opportunities where system retrofits/upgrades will result in increased performance; 5) sell engineered agricultural technology systems; 6) design and implement integrated pest management plans, biological controls procedures and pesticide prescriptions to these customers, and; 7) provide wireless IoT technology solutions that allow growers to see what is happening at the micro-climate level in their facilities. While no assurances can be provided, management believes these objectives will increase the Company’s gross profit and increase cash provided by operations.

Liquidity

Since inception, the Company has incurred significant operating losses and has funded its operations primarily through issuance of equity securities, debt, and operating revenue. As of June 30, 2019, the Company had an accumulated deficit of $11,449,927, a working capital deficit of $5,456,464, and negative stockholders’ equity of $2,985,163. These facts and conditions raise substantial doubt about the Company’s ability to continue as a going concern, and the Company’s independent registered public accounting firm included an explanatory paragraph regarding going concern in its audit report on the Company for the year ended December 31, 2018.

NOTE 1 – ORGANIZATION, BASIS OF PRESENTATION AND LIQUIDITY

Urban-gro Inc. (the “Company”), is a Colorado corporation that was founded in 2014 as a limited liability company before converting to a corporation on March 10, 2017. The Company is an end-to-end agricultural solutions firm focused on cannabis and traditional agriculture produce growers. It provides design, engineering, and technology implementation in high-performance commercial cannabis cultivation facilities. The types of integrated cultivation systems include environment controls and automated fertigation and irrigation systems, commercial-grade light systems including light-emitting diode (LED) and high-pressure sodium (HPS) grow light systems, a complete line of water treatment solutions, rolling and automated benching systems, fans, and odor mitigation systems. Post start-up, the Company also markets a line of Integrated Pest Management products as well as an agriculture technology platform. The Company markets its products and services throughout the United States and Canada. During 2018 the Company also made preliminary efforts on projects in other countries as well, including Mexico, Jamaica and Colombia.

In June 2018, the Company formed urban-gro Canada Technologies, Inc. as a wholly owned Canadian subsidiary company which it intends to utilize for all of its Canadian sales operations. As of December 31, 2018 this subsidiary is still in the preparation for operations with our Canadian customers.

Basis of Presentation

These consolidated financial statements are presented in United States dollars and have been prepared in accordance with United States generally accepted accounting principles (“GAAP”).

Business Plan

The Company’s diversification plans have led to the strategic decision to focus on brand as an ancillary national market leader delivering the best in class value added product solutions to cannabis cultivators. Management has implemented the following actions to increase profit margins and generate positive operating cash flow: 1) Establish strategic partnerships with our vendors to decrease costs; 2) Implement design fees associated with designing environmental controls and fertigation systems; 3) Create a commissioning team and charge commissioning fees for training staff and starting up new environmental controls and fertigation systems; 4) Sell best-in-class systems, and 5) Design and implement integrated pest management plans for our customers and sell biological controls and pesticides to these customers. While no assurances can be provided, management believes these objectives will increase the Company’s gross profit and increase cash provided by operations.

Liquidity

Since inception the Company has incurred operating losses and has funded its operations primarily through issuance of equity securities, unsecured debt, and operating revenue. As of December 31, 2018, the Company had an accumulated deficit of $8,540,053, working capital deficit of $5,626,010, and negative stockholders’ equity of $3,826,551. The Company has evaluated its projected cash flows and believes that its cash and cash equivalents of $1,178,852 as of December 31, 2018, will be sufficient to fund the Company’s operations through at least twelve months from the issuance date of these consolidated financial statements, or at least through March 31, 2020. Future financings, if necessary, may not be available to the Company at acceptable terms, or at all. Sales of additional equity securities would result in the dilution of equity interests of current shareholders. These facts and conditions raise substantial doubt about our ability to continue as a going concern, and our independent registered public accounting firm has included an explanatory paragraph regarding going concern qualification in its audit report. However, our management believes the $2,500,000 committed by 4front Capital Partner as described in Note 16 Subsequent events, should provide sufficient liquidity to meet our obligations as they become due for a reasonable period of time. While we believe that these liquidity plan measures will be adequate to satisfy our liquidity requirements for the twelve months ending March 31, 2020 there is no assurance that the liquidity plan will be successfully implemented. Failure to successfully implement the liquidity plan may have a material adverse effect on our business, results of operations and financial position, and may adversely affect our ability to continue as a going concern. If we do not become consistently profitable, our accumulated deficit will grow larger and our cash balances will decline further, and we will require additional financing to continue operations. Any such financing may not be accessible on acceptable terms, if at all. If we cannot generate sufficient cash or obtain additional financing, we may be required to downsize our business further or discontinue our operations altogether.